Submission	Oct. 07, 2026
Submission [Line Items]
Central Index Key	0001865506
Registrant Name	Zeo Energy Corp.
Registration File Number	333-298507
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES